Statutory Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statutory Information
Dividend declared and paid	$ 97,000	$ 101,000	$ 115,800
Kansas Department of Commerce
Statutory Information
Statutory net income	67,287	85,356	95,272
Statutory capital and surplus	415,720	436,457	459,009
Dividend declared and paid	97,000	101,000
Ordinary dividend declared and paid		29,860
Extraordinary dividends paid		71,140
Minimum dividend as percentage of insurers' surplus to be considered as extraordinary dividend	10.00%
TAC of the Company subject to RBC Requirements	449,569
Corresponding Authorized Control	78,870
Kansas Department of Commerce | Forecast
Statutory Information
Maximum dividend to parent under state regulatory requirements without permission from Kansas regulators	$ 35,498
Kansas Department of Commerce | Minimum
Statutory Information
RBC Ratio under Company Action Level (as a percent)	100.00%
Kansas Department of Commerce | Maximum
Statutory Information
RBC Ratio under Authorized Control Level (as a percent)	100.00%
RBC Ratio under Company Action Level (as a percent)	200.00%